Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Accounting Policies [Line Items]
Sustainability threshold for uncertain tax position	50.00%
Cumulative probability threshold for realization of income tax benefits	50.00%
Significant assets held for sale	$ 0	$ 0
Provision for penalties	0	0
Advertising expenses	20,000,000	$ 25,000,000	$ 23,000,000
Debt securities	$ 0
Graded vesting
Summary Of Accounting Policies [Line Items]
Employees average service period to grant awards	3 years
Cliff vesting
Summary Of Accounting Policies [Line Items]
Employees average service period to grant awards	3 years
French authority | Research tax credits
Summary Of Accounting Policies [Line Items]
Tax credit carryforward expiration term	3 years
Minimum
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms	30 days
Maximum
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms	90 days
Maximum | Leases
Summary Of Accounting Policies [Line Items]
Short term lease payments excluding capitalization amount	$ 5,000
Trademarks and licenses | Minimum
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Trademarks and licenses | Maximum
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
Purchased & internally developed software | Maximum
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years